Financial Debt	6 Months Ended
Jun. 30, 2025
Financial Debt
Financial Debt

18.Financial Debt

Financial debt mainly consists of recoverable cash advances, EIB finance agreement and synthetic warrants. The related amounts can be summarized as follows:

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Recoverable cash advances - Non-current	9,139	8,623
Recoverable cash advances - Current	246	248
Total Recoverable cash advances	9,385	8,871
EIB finance agreement - Non-current	7,093	6,898
Synthetic warrants - Non-current	2,696	3,204
Total Other loan	9,789	10,102
Non-current	18,928	18,725
Current	246	248
Total Financial Debt	19,174	18,973

18.1.Financial debt related to recoverable cash advances

Recoverable cash advances received

As at June 30, 2025, the details of recoverable cash advances received can be summarized as follows:

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	8
First articles (6839)	2,160	2,160	628	24
Clinical trial (6840)	2,400	2,400	510	13
Activation chip improvements (7388)	1,467	1,467	88	18
Total	7,627	7,627	1,814	63

*Excluding interests

During the six months ended June 30, 2025, the Company made no reimbursements and did not receive any new amounts.

Based on expected timing of sales and after discounting, the financial debt related to the recoverable cash advances is as follows:

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Contract 6472	1,814	1,711
Contract 6839	2,467	2,332
Contract 6840	2,979	2,819
Contract 7388	2,125	2,009
Total recoverable cash advances	9,385	8,871
Non-current	9,139	8,623
Current	246	248
Total recoverable cash advances	9,385	8,871

The amounts recorded under “Current” caption correspond to the sales-independent amounts (fixed repayment) and sales-dependent reimbursements (variable repayment) estimated to be repaid to the Walloon Region in the next 12-month period. The estimated sales-independent (fixed repayment) as well as sales-dependent reimbursements (variable repayment) beyond 12 months are recorded under “Non-current” liabilities.

Changes in the recoverable cash advances can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	8,871	8,674
Initial measurement and re-measurement	(25)	(18)
Discounting impact	539	519
As at June 30	9,385	9,175

A sensitivity analysis of the carrying amount of recoverable cash advances has been done to assess the impact of a change in assumptions. The Company tested reasonable sensitivity to changes in revenue projections of +/- 25% and in the discount rates of +/- 25%. The table hereunder details the sensitivity results:

Fair Value of Liabilities as of end of 2025 (in EUR 000)	Variation of revenue projections
Variation of discount rates *	-25%	0%	25%
-25%	9,786	10,152	10,400
0%	8,947	9,385	9,687
25%	8,213	8,705	9,049

* A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3.8% instead of 5% while the one used for the variable part is 9.4% instead of 12.5%.

An increase of 25% of revenue projections implies, if discount rates does not change, an increase of the expected liability as repayment of the liability is accelerated.

An increase of 25% of the discount rate decreases the expected liability if revenue projections remain unchanged.

18.2.Financial debt related to loan facility agreement and synthetic warrants agreement

On July 3, 2024 the Company has signed a €37.5 million loan facility agreement with the European Investment Bank (“EIB”). The agreement is backed by the European Commission’s InvestEU program. The Company plans to use the funding for research and development, and for scaling-up its manufacturing capacity to meet demand in Europe and the U.S. The €37.5 million facility is divided into three tranches: €10 million for the first tranche (“Tranche A”), €13.75 million for the second tranche (“Tranche B”) and €13.75 million for the third tranche (“Tranche C”). Disbursement under the various tranches is subject to certain conditions. Tranche A carries an annual 5% cash and 5% capitalized interest rate, and features a five-year bullet repayment schedule. The various tranches do not contain revenue or liquidity covenants.

The first tranche A for an amount of €10 million, was disbursed on July 26, 2024.

In connection with the loan facility agreement, and as a condition to drawdown thereunder, the Company also entered into a “synthetic warrant agreement” with the EIB. Under the synthetic warrant agreement, in consideration for the facility, in connection with each tranche of the facility, the EIB will be granted “synthetic warrants” with a duration of 20 years. The number and strike price of the synthetic warrants will be calculated based on tranche-specific formulas provided for in the synthetic warrant agreement. The synthetic warrants can be exercised as of the maturity date of the relevant tranche of the facility or, in exceptional situations, earlier. Such synthetic warrants will entitle the EIB to receive from the Company a cash consideration equal to the 20-day volume weighted average price of a share in the Company on the stock exchange, reduced by the applicable strike price per synthetic warrant, and multiplied by the number of synthetic warrants that the EIB exercises. In connection with Tranche A, the EIB has been granted 468,384 synthetic warrants with a strike price of €8,54 that the EIB can exercise after the maturity of Tranche A (5 years) or, in exceptional situations, earlier.

Change in loan facility can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	6,898	—
Effective interest rate adjustment	195	—
As at June 30	7,093	—

Change in synthetic warrants can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	3,204	—
Fair value adjustment	(508)	—
As at June 30	2,696	—

Change in prepayment option can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	112	—
Fair value adjustment	58	—
As at June 30	170	—